FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:  	BERWYN INCOME FUND, INC.
				1189 LANCASTER AVENUE
				BERWYN, PA,  19312


2.	Name of each series or class of securities for which this Form is filed.  (If the Form is being filed
	for all series and classes of securities of the issuer, check the box but do not list series or
	classes):	?

	BERWYN INCOME FUND, INC. COMMON STOCK


3.	Investment Company Act File Number:  #811-4963

	Securities Act File Number:  #33-14604


4a.	Last day of fiscal year for which this notice is filed:
	December 31, 1998

4b.?	Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the
	issuer's fiscal year).  (See Instruction A.2)

NOTE: If the form is being filed late, interest must be paid on the registration fee due.

4c.?	Check box if this is the last time the issuer will be filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section 24(f):		$  50,118,595

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$105,827,066

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 11, 1995, that
		were not previously used to reduce registration
		fees payable to the Commission:	$

	(iv)	Total available redemption credits [add Items
		5(ii) and 5(iii)]:		$105,827,066

	(v)	Net sales--if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(I)]:		$                 0

 (vi)    Redemption credits available for use in future years
$(55,708,471)
          --if Item 5(i) is less than Item 5(iv) [subtract
          Item 5(v) from Item 5(i):]

	(vii)	Multiplier for determining registration fee (see
			Instruction c.9):	x __________

	(viii)	Registration fee due [multiply Item 5(v) by Item
			5(vii)] (enter "0" if no fee is due):		+$                 0


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
_______________.


7.	Interest due--if this Form is being filed more than 90 days
after the end of the issuer's fiscal year
	(See Instruction D):
						+$_________


8.	Total of the amount of the registration fee due plus any
interest due (line 5 (iii)( plus line 7):

					=$                0


9.	Date the registration fee and any interest payment was sent to the Commission's lockbox
	depository:
				Method of Delivery:
					?	Wire Transfer
					?	Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.



By (Signature and Title)        	Kevin M.
Ryan_____________________________________

				Kevin M. Ryan, Secretary
Treasurer

Date:      March 19, 1999